Subsequent events		12 Months Ended
	Apr. 01, 2021	Dec. 26, 2020
Subsequent events	4.Subsequent events The Company has evaluated subsequent events through May 7, 2021, which is the date the financial statements were available to be issued.
EWC Ventures and its Subsidiaries [Member]
Subsequent events
19.	Subsequent events

The Company has evaluated subsequent events through May 7, 2021, which is the date the financial statements were available to be issued.

On December 31, 2020, the Company entered an agreement to reacquire certain area representative rights totaling approximately $7,250, which is to be paid through cash on-hand. This agreement provided for the Company to pay approximately $4,000 as of December 31, 2020, and the remaining $3,250 through September 2021.